CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Products	$ 128,970	$ 157,531	$ 133,554
Services	68,573	77,602	101,312
Total revenues	197,543	235,133	234,866
Cost of revenues:
Products	94,683	106,905	86,304
Services	48,635	$ 44,593	$ 68,906
Impairment of long lived assets	10,137
Total cost of revenues	153,455	$ 151,498	$ 155,210
Gross profit	44,088	83,635	79,656
Operating expenses:
Research and development, net	22,412	25,158	27,900
Selling and marketing	24,823	32,537	32,214
General and administrative	18,644	$ 20,903	23,071
Restructuring costs	1,508		$ 564
Goodwill impairment	20,402
Total operating expenses	87,789	$ 78,598	$ 83,749
Operating income (loss)	(43,701)	5,037	(4,093)
Financial expenses, net	(7,243)	(3,837)	(6,239)
Income (loss) before taxes on income	(50,944)	1,200	(10,332)
Taxes on income (tax benefit)	1,190	1,901	(755)
Loss from continuing operations	(52,134)	(701)	(9,577)
Loss from discontinued operations	(200)	(795)	(8,320)
Loss	$ (52,334)	$ (1,496)	$ (17,897)
Loss per share (basic and diluted):
Continuing operations	$ (1.19)	$ (0.02)	$ (0.23)
Discontinued operations	0.00	(0.02)	(0.20)
Total loss per share	$ (1.19)	$ (0.04)	$ (0.43)
Weighted average number of shares used in computing loss per share:
Basic and diluted	43,655,309	42,444,482	41,960,925